Property, Plant and Equipment (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	R$ (971,588)	R$ (897,891)
Impairment / Reversal	282,632	(73,697)
Transfer
Recoverable amount at ending	(688,956)	(971,588)
In Service [Member]
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	(785,205)	(710,509)
Impairment / Reversal	282,632	(74,696)
Transfer	(171,504)
Recoverable amount at ending	(674,077)	(785,205)
In Service [Member] | H P P [Member]
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	(632,559)	(639,529)
Impairment / Reversal	133,653	6,970
Transfer
Recoverable amount at ending	(498,906)	(632,559)
In Service [Member] | U E G Araucaria [Member]
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	(108,132)
Impairment / Reversal	108,132	(108,132)
Transfer
Recoverable amount at ending		(108,132)
In Service [Member] | Power Plants In Parana [Member]
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	(44,514)	(70,980)
Impairment / Reversal	40,847	26,466
Transfer	(171,504)
Recoverable amount at ending	(175,171)	(44,514)
In Progress [Member] | Power Plants In Parana [Member]
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	(171,504)	(172,503)
Impairment / Reversal		999
Transfer	171,504
Recoverable amount at ending		(171,504)
In Progress [Member] | Consorcio Tapajos [Member]
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	(14,879)	(14,879)
Impairment / Reversal
Transfer
Recoverable amount at ending	(14,879)	(14,879)
In Progress One [Member]
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	(186,383)	(187,382)
Impairment / Reversal		999
Transfer	171,504
Recoverable amount at ending	R$ (14,879)	R$ (186,383)